UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 June 27, 2006 to July 25, 2006

 Commission File Number of issuing entity: 333-125422-42

 Bear Stearns Asset Backed Securities I Trust 2006-AC1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-125422

 Bear Stearns Asset Backed Securities I LLC.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2193466
 54-2193467
 54-2193468
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  I-A-1                            _____    _____    __X___    ____________
  I-A-2                            _____    _____    __X___    ____________
  I-M-1                            _____    _____    __X___    ____________
  I-M-2                            _____    _____    __X___    ____________
  I-M-3                            _____    _____    __X___    ____________
  I-B-1                            _____    _____    __X___    ____________
  I-B-2                            _____    _____    __X___    ____________
  I-B-3                            _____    _____    __X___    ____________
  I-B-4                            _____    _____    __X___    ____________
  I-C                              _____    _____    __X___    ____________
  I-P                              _____    _____    __X___    ____________
  I-R-1                            _____    _____    __X___    ____________
  II-1A-1                          _____    _____    __X___    ____________
  II-1A-2                          _____    _____    __X___    ____________
  II-2A-1                          _____    _____    __X___    ____________
  II-2A-2                          _____    _____    __X___    ____________
  II-B-1                           _____    _____    __X___    ____________
  II-B-2                           _____    _____    __X___    ____________
  II-B-3                           _____    _____    __X___    ____________
  II-B-4                           _____    _____    __X___    ____________
  II-B-5                           _____    _____    __X___    ____________
  II-B-6                           _____    _____    __X___    ____________
  II-1PO                           _____    _____    __X___    ____________
  II-1X                            _____    _____    __X___    ____________
  II-2PO                           _____    _____    __X___    ____________
  II-2X                            _____    _____    __X___    ____________
  II-1P                            _____    _____    __X___    ____________
  II-1R-1                          _____    _____    __X___    ____________
  II-1R-2                          _____    _____    __X___    ____________
  II-2P                            _____    _____    __X___    ____________
  FGIC                             _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On July 25, 2006 a distribution was made to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 7. Significant Enhancement Provider Information.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1, relating to the July 25, 2006 distribution.


       (99.2) Financial Guaranty Insurance Company and Subsidiaries


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities I Trust 2006-AC1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Dawn Hammond
 Dawn Hammond, Vice President

 Date: August 7, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1, relating to the July 25, 2006 distribution.


 EX-99.2         Financial Guaranty Insurance Company and Subsidiaries

                 The updated Consolidated Financial Statements of Financial Guaranty Insurance Company and Subsidiaries as of June 30, 2006 are being filed as an exhibit to this Form 10-D.


 EX-99.1


Bear Stearns Asset Backed Securities
Asset Backed Certificates



Distribution Date:       7/25/2006


Bear Stearns Asset Backed Securities
Asset Backed Certificates
Series 2006-AC1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                           Certificateholder Distribution Summary

        Class                   CUSIP     Certificate           Beginning           Interest
                                         Pass-Through         Certificate       Distribution
                                                 Rate             Balance
        I-A-1               07387UCE9        5.75000%      256,103,004.32       1,227,160.23
        I-A-2               07387UCF6        5.75000%       69,839,670.88         334,648.42
        I-M-1               07387UCG4        5.77250%       43,309,907.90         208,338.70
        I-M-2               07387UCH2        5.95250%       23,217,500.19         115,168.47
        I-M-3               07387UCJ8        6.04250%       10,716,199.10          53,960.53
        I-B-1               07387UCK5        6.72250%       10,269,225.21          57,529.06
        I-B-2               07387UCL3        7.12250%        9,376,208.61          55,651.70
        I-B-3               07387UCM1        8.07250%        8,930,165.92          60,073.97
        I-B-4               07387UCN9        8.32250%       10,716,199.10          74,321.31
         I-C                07387UCS8        0.00000%        4,315,386.88         309,178.11
         I-P                07387UCR0        0.00000%              100.00           4,159.22
        I-R-1               07387UCP4        0.00000%                0.00               0.00
       II-1A-1              07387UCT6        5.50000%       82,145,468.34         376,500.06
       II-1A-2              07387UCU3        5.50000%        3,324,552.11          15,237.53
       II-2A-1              07387UCX7        6.00000%      193,230,795.08         966,153.98
       II-2A-2              07387UCY5        6.00000%        4,013,338.77          20,066.69
       II-B-1               07387UDB4        5.84794%        7,264,598.21          35,402.42
       II-B-2               07387UDC2        5.84794%        4,682,182.82          22,817.59
       II-B-3               07387UDD0        5.84794%        3,068,048.81          14,951.46
       II-B-4               07387UDE8        5.84794%        2,582,415.39          12,584.83
       II-B-5               07387UDF5        5.84794%        1,614,134.01           7,866.13
       II-B-6               07387UDG3        5.84794%        1,295,665.60           6,314.14
       II-1PO               07387UCW9        0.00000%        1,675,309.90               0.00
        II-1X               07387UCV1        0.44610%                0.00          34,715.12
       II-2PO               07387UDA6        0.00000%        4,379,247.29               0.00
        II-2X               07387UCZ2        0.34712%                0.00          62,451.55
        II-1P               07387UDK4        0.00000%              100.00          22,137.50
       II-1R-1              07387UDH1        0.00000%                0.00               0.00
       II-1R-2              07387UDJ7        0.00000%                0.00               0.00
        II-2P               07387UDL2        0.00000%              100.00          21,283.17
        FGIC                                 0.07000%                0.00           4,073.98

Totals                                                     756,069,524.44       4,122,745.87


                               Certificateholder Distribution Summary (continued)

       Class               Principal            Current             Ending             Total         Cumulative
                        Distribution           Realized        Certificate      Distribution           Realized
                                                   Loss            Balance                               Losses
       I-A-1            3,899,920.52               0.00     252,203,083.80      5,127,080.75               0.00
       I-A-2            1,063,514.14               0.00      68,776,156.75      1,398,162.56               0.00
       I-M-1              659,520.57               0.00      42,650,387.34        867,859.27               0.00
       I-M-2              353,554.64               0.00      22,863,945.55        468,723.11               0.00
       I-M-3              163,185.61               0.00      10,553,013.49        217,146.14               0.00
       I-B-1              156,379.12               0.00      10,112,846.09        213,908.18               0.00
       I-B-2              142,780.32               0.00       9,233,428.30        198,432.02               0.00
       I-B-3              135,988.01               0.00       8,794,177.91        196,061.98               0.00
       I-B-4              163,185.61               0.00      10,553,013.49        237,506.92               0.00
        I-C                     0.00               0.00       4,315,386.88        309,178.11               0.00
        I-P                     0.00               0.00             100.00          4,159.22               0.00
       I-R-1                    0.00               0.00               0.00              0.00               0.00
      II-1A-1             771,977.19               0.00      81,373,491.15      1,148,477.25               0.00
      II-1A-2              31,243.09               0.00       3,293,309.02         46,480.62               0.00
      II-2A-1           1,494,859.91               0.00     191,735,935.17      2,461,013.89               0.00
      II-2A-2              31,047.74               0.00       3,982,291.03         51,114.43               0.00
      II-B-1                7,343.68               0.00       7,257,254.53         42,746.10               0.00
      II-B-2                4,733.15               0.00       4,677,449.67         27,550.74               0.00
      II-B-3                3,101.45               0.00       3,064,947.36         18,052.91               0.00
      II-B-4                2,610.53               0.00       2,579,804.86         15,195.36               0.00
      II-B-5                1,631.70               0.00       1,612,502.31          9,497.83               0.00
      II-B-6                1,309.77               0.00       1,294,355.83          7,623.91               0.00
      II-1PO                8,157.75               0.00       1,667,152.15          8,157.75               0.00
       II-1X                    0.00               0.00               0.00         34,715.12               0.00
      II-2PO                6,644.13               0.00       4,372,603.17          6,644.13               0.00
       II-2X                    0.00               0.00               0.00         62,451.55               0.00
       II-1P                    0.00               0.00             100.00         22,137.50               0.00
      II-1R-1                   0.00               0.00               0.00              0.00               0.00
      II-1R-2                   0.00               0.00               0.00              0.00               0.00
       II-2P                    0.00               0.00             100.00         21,283.17               0.00
       FGIC                     0.00               0.00               0.00          4,073.98               0.00

Totals                  9,102,688.63               0.00     746,966,835.85     13,225,434.50               0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

NOTE: FGIC (Financial Guaranty Insurance Company)- Insurer Premium Amount



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
       I-A-1            275,026,000.00     256,103,004.32             0.00        3,899,920.52            0.00            0.00
       I-A-2             75,000,000.00      69,839,670.88             0.00        1,063,514.14            0.00            0.00
       I-M-1             46,510,000.00      43,309,907.90             0.00          659,520.57            0.00            0.00
       I-M-2             24,933,000.00      23,217,500.19             0.00          353,554.64            0.00            0.00
       I-M-3             11,508,000.00      10,716,199.10             0.00          163,185.61            0.00            0.00
       I-B-1             11,028,000.00      10,269,225.21             0.00          156,379.12            0.00            0.00
       I-B-2             10,069,000.00       9,376,208.61             0.00          142,780.32            0.00            0.00
       I-B-3              9,590,000.00       8,930,165.92             0.00          135,988.01            0.00            0.00
       I-B-4             11,508,000.00      10,716,199.10             0.00          163,185.61            0.00            0.00
        I-C               4,315,431.40       4,315,386.88             0.00                0.00            0.00            0.00
        I-P                     100.00             100.00             0.00                0.00            0.00            0.00
       I-R-1                      0.00               0.00             0.00                0.00            0.00            0.00
      II-1A-1            87,716,000.00      82,145,468.34       189,999.27          581,977.92            0.00            0.00
      II-1A-2             3,550,000.00       3,324,552.11         7,689.56           23,553.53            0.00            0.00
      II-2A-1           202,218,000.00     193,230,795.08        85,373.59        1,409,486.33            0.00            0.00
      II-2A-2             4,200,000.00       4,013,338.77         1,773.18           29,274.56            0.00            0.00
       II-B-1             7,300,000.00       7,264,598.21         7,343.68                0.00            0.00            0.00
       II-B-2             4,705,000.00       4,682,182.82         4,733.15                0.00            0.00            0.00
       II-B-3             3,083,000.00       3,068,048.81         3,101.45                0.00            0.00            0.00
       II-B-4             2,595,000.00       2,582,415.39         2,610.53                0.00            0.00            0.00
       II-B-5             1,622,000.00       1,614,134.01         1,631.70                0.00            0.00            0.00
       II-B-6             1,301,979.76       1,295,665.60         1,309.77                0.00            0.00            0.00
       II-1PO             1,709,146.00       1,675,309.90         6,405.03            1,752.72            0.00            0.00
       II-1X                      0.00               0.00             0.00                0.00            0.00            0.00
       II-2PO             4,460,569.65       4,379,247.29         2,550.79            4,093.34            0.00            0.00
       II-2X                      0.00               0.00             0.00                0.00            0.00            0.00
       II-1P                    100.00             100.00             0.00                0.00            0.00            0.00
      II-1R-1                    50.00               0.00             0.00                0.00            0.00            0.00
      II-1R-2                    50.00               0.00             0.00                0.00            0.00            0.00
       II-2P                    100.00             100.00             0.00                0.00            0.00            0.00
        FGIC                      0.00               0.00             0.00                0.00            0.00            0.00

Totals                  803,948,526.81     756,069,524.44       314,521.70        8,788,166.94            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
        I-A-1                3,899,920.52     252,203,083.80        0.91701542        3,899,920.52
        I-A-2                1,063,514.14      68,776,156.75        0.91701542        1,063,514.14
        I-M-1                  659,520.57      42,650,387.34        0.91701542          659,520.57
        I-M-2                  353,554.64      22,863,945.55        0.91701542          353,554.64
        I-M-3                  163,185.61      10,553,013.49        0.91701542          163,185.61
        I-B-1                  156,379.12      10,112,846.09        0.91701542          156,379.12
        I-B-2                  142,780.32       9,233,428.30        0.91701542          142,780.32
        I-B-3                  135,988.01       8,794,177.91        0.91701542          135,988.01
        I-B-4                  163,185.61      10,553,013.49        0.91701542          163,185.61
         I-C                         0.00       4,315,386.88        0.99998968                0.00
         I-P                         0.00             100.00        1.00000000                0.00
        I-R-1                        0.00               0.00        0.00000000                0.00
       II-1A-1                 771,977.19      81,373,491.15        0.92769268          771,977.19
       II-1A-2                  31,243.09       3,293,309.02        0.92769268           31,243.09
       II-2A-1               1,494,859.91     191,735,935.17        0.94816453        1,494,859.91
       II-2A-2                  31,047.74       3,982,291.03        0.94816453           31,047.74
        II-B-1                   7,343.68       7,257,254.53        0.99414446            7,343.68
        II-B-2                   4,733.15       4,677,449.67        0.99414446            4,733.15
        II-B-3                   3,101.45       3,064,947.36        0.99414446            3,101.45
        II-B-4                   2,610.53       2,579,804.86        0.99414445            2,610.53
        II-B-5                   1,631.70       1,612,502.31        0.99414446            1,631.70
        II-B-6                   1,309.77       1,294,355.83        0.99414436            1,309.77
        II-1PO                   8,157.75       1,667,152.15        0.97542992            8,157.75
        II-1X                        0.00               0.00        0.00000000                0.00
        II-2PO                   6,644.13       4,372,603.17        0.98027909            6,644.13
        II-2X                        0.00               0.00        0.00000000                0.00
        II-1P                        0.00             100.00        1.00000000                0.00
       II-1R-1                       0.00               0.00        0.00000000                0.00
       II-1R-2                       0.00               0.00        0.00000000                0.00
        II-2P                        0.00             100.00        1.00000000                0.00
         FGIC                        0.00               0.00        0.00000000                0.00

Totals                       9,102,688.63     746,966,835.85        0.92912271        9,102,688.63



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
       I-A-1          275,026,000.00           931.19561176            0.00000000           14.18018849          0.00000000
       I-A-2           75,000,000.00           931.19561173            0.00000000           14.18018853          0.00000000
       I-M-1           46,510,000.00           931.19561170            0.00000000           14.18018856          0.00000000
       I-M-2           24,933,000.00           931.19561184            0.00000000           14.18018851          0.00000000
       I-M-3           11,508,000.00           931.19561175            0.00000000           14.18018856          0.00000000
       I-B-1           11,028,000.00           931.19561208            0.00000000           14.18018861          0.00000000
       I-B-2           10,069,000.00           931.19561128            0.00000000           14.18018870          0.00000000
       I-B-3            9,590,000.00           931.19561210            0.00000000           14.18018874          0.00000000
       I-B-4           11,508,000.00           931.19561175            0.00000000           14.18018856          0.00000000
        I-C             4,315,431.40           999.98968353            0.00000000            0.00000000          0.00000000
        I-P                   100.00          1000.00000000            0.00000000            0.00000000          0.00000000
       I-R-1                    0.00             0.00000000            0.00000000            0.00000000          0.00000000
      II-1A-1          87,716,000.00           936.49355123            2.16607312            6.63479776          0.00000000
      II-1A-2           3,550,000.00           936.49355211            2.16607324            6.63479718          0.00000000
      II-2A-1         202,218,000.00           955.55684993            0.42218591            6.97013288          0.00000000
      II-2A-2           4,200,000.00           955.55685000            0.42218571            6.97013333          0.00000000
       II-B-1           7,300,000.00           995.15043973            1.00598356            0.00000000          0.00000000
       II-B-2           4,705,000.00           995.15043996            1.00598300            0.00000000          0.00000000
       II-B-3           3,083,000.00           995.15044113            1.00598443            0.00000000          0.00000000
       II-B-4           2,595,000.00           995.15043931            1.00598459            0.00000000          0.00000000
       II-B-5           1,622,000.00           995.15043773            1.00598027            0.00000000          0.00000000
       II-B-6           1,301,979.76           995.15033936            1.00598338            0.00000000          0.00000000
       II-1PO           1,709,146.00           980.20292005            3.74750314            1.02549460          0.00000000
       II-1X                    0.00             0.00000000            0.00000000            0.00000000          0.00000000
       II-2PO           4,460,569.65           981.76861558            0.57185297            0.91767203          0.00000000
       II-2X                    0.00             0.00000000            0.00000000            0.00000000          0.00000000
       II-1P                  100.00          1000.00000000            0.00000000            0.00000000          0.00000000
      II-1R-1                  50.00             0.00000000            0.00000000            0.00000000          0.00000000
      II-1R-2                  50.00             0.00000000            0.00000000            0.00000000          0.00000000
       II-2P                  100.00          1000.00000000            0.00000000            0.00000000          0.00000000
        FGIC                    0.00             0.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
       I-A-1              0.00000000            14.18018849          917.01542327             0.91701542         14.18018849
       I-A-2              0.00000000            14.18018853          917.01542333             0.91701542         14.18018853
       I-M-1              0.00000000            14.18018856          917.01542335             0.91701542         14.18018856
       I-M-2              0.00000000            14.18018851          917.01542333             0.91701542         14.18018851
       I-M-3              0.00000000            14.18018856          917.01542318             0.91701542         14.18018856
       I-B-1              0.00000000            14.18018861          917.01542347             0.91701542         14.18018861
       I-B-2              0.00000000            14.18018870          917.01542358             0.91701542         14.18018870
       I-B-3              0.00000000            14.18018874          917.01542336             0.91701542         14.18018874
       I-B-4              0.00000000            14.18018856          917.01542318             0.91701542         14.18018856
        I-C               0.00000000             0.00000000          999.98968353             0.99998968          0.00000000
        I-P               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
       I-R-1              0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
      II-1A-1             0.00000000             8.80087088          927.69268035             0.92769268          8.80087088
      II-1A-2             0.00000000             8.80087042          927.69268169             0.92769268          8.80087042
      II-2A-1             0.00000000             7.39231874          948.16453120             0.94816453          7.39231874
      II-2A-2             0.00000000             7.39231905          948.16453095             0.94816453          7.39231905
       II-B-1             0.00000000             1.00598356          994.14445616             0.99414446          1.00598356
       II-B-2             0.00000000             1.00598300          994.14445696             0.99414446          1.00598300
       II-B-3             0.00000000             1.00598443          994.14445670             0.99414446          1.00598443
       II-B-4             0.00000000             1.00598459          994.14445472             0.99414445          1.00598459
       II-B-5             0.00000000             1.00598027          994.14445746             0.99414446          1.00598027
       II-B-6             0.00000000             1.00598338          994.14435598             0.99414436          1.00598338
       II-1PO             0.00000000             4.77299774          975.42992231             0.97542992          4.77299774
       II-1X              0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
       II-2PO             0.00000000             1.48952500          980.27909283             0.98027909          1.48952500
       II-2X              0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
       II-1P              0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
      II-1R-1             0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
      II-1R-2             0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
       II-2P              0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        FGIC              0.00000000             0.00000000            0.00000000             0.00000000          0.00000000


NOTE: All Classes are per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
        I-A-1        06/01/06 - 06/30/06     30           5.75000%     256,103,004.32        1,227,160.23                   0.00
        I-A-2        06/01/06 - 06/30/06     30           5.75000%      69,839,670.88          334,648.42                   0.00
        I-M-1        06/25/06 - 07/24/06     30           5.77250%      43,309,907.90          208,338.70                   0.00
        I-M-2        06/25/06 - 07/24/06     30           5.95250%      23,217,500.19          115,168.47                   0.00
        I-M-3        06/25/06 - 07/24/06     30           6.04250%      10,716,199.10           53,960.53                   0.00
        I-B-1        06/25/06 - 07/24/06     30           6.72250%      10,269,225.21           57,529.06                  63.83
        I-B-2        06/25/06 - 07/24/06     30           7.12250%       9,376,208.61           55,651.70               3,183.69
        I-B-3        06/25/06 - 07/24/06     30           8.07250%       8,930,165.92           60,073.97              10,101.95
        I-B-4        06/25/06 - 07/24/06     30           8.32250%      10,716,199.10           74,321.31              14,354.88
         I-C                         N/A     N/A          0.00000%       4,315,386.88                0.00                   0.00
         I-P                         N/A     N/A          0.00000%             100.00                0.00                   0.00
        I-R-1                        N/A     N/A          0.00000%               0.00                0.00                   0.00
       II-1A-1       06/01/06 - 06/30/06     30           5.50000%      82,145,468.34          376,500.06                   0.00
       II-1A-2       06/01/06 - 06/30/06     30           5.50000%       3,324,552.11           15,237.53                   0.00
       II-2A-1       06/01/06 - 06/30/06     30           6.00000%     193,230,795.08          966,153.98                   0.00
       II-2A-2       06/01/06 - 06/30/06     30           6.00000%       4,013,338.77           20,066.69                   0.00
       II-B-1        06/01/06 - 06/30/06     30           5.84794%       7,264,598.21           35,402.42                   0.00
       II-B-2        06/01/06 - 06/30/06     30           5.84794%       4,682,182.82           22,817.59                   0.00
       II-B-3        06/01/06 - 06/30/06     30           5.84794%       3,068,048.81           14,951.46                   0.00
       II-B-4        06/01/06 - 06/30/06     30           5.84794%       2,582,415.39           12,584.83                   0.00
       II-B-5        06/01/06 - 06/30/06     30           5.84794%       1,614,134.01            7,866.13                   0.00
       II-B-6        06/01/06 - 06/30/06     30           5.84794%       1,295,665.60            6,314.14                   0.00
       II-1PO                        N/A     N/A          0.00000%       1,675,309.90                0.00                   0.00
        II-1X        06/01/06 - 06/30/06     30           0.44610%      93,382,072.79           34,715.12                   0.00
       II-2PO                        N/A     N/A          0.00000%       4,379,247.29                0.00                   0.00
        II-2X        06/01/06 - 06/30/06     30           0.34712%     215,893,683.53           62,451.55                   0.00
        II-1P                        N/A     N/A          0.00000%             100.00                0.00                   0.00
       II-1R-1                       N/A     N/A          0.00000%               0.00                0.00                   0.00
       II-1R-2                       N/A     N/A          0.00000%               0.00                0.00                   0.00
        II-2P                        N/A     N/A          0.00000%             100.00                0.00                   0.00
        FGIC         06/01/06 - 06/30/06     30           0.07000%      69,839,670.88            4,073.98                   0.00
Totals                                                                                       3,765,987.87              27,704.35




                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
        I-A-1                     0.00               0.00       1,227,160.23               0.00           252,203,083.80
        I-A-2                     0.00               0.00         334,648.42               0.00            68,776,156.75
        I-M-1                     0.00               0.00         208,338.70               0.00            42,650,387.34
        I-M-2                     0.00               0.00         115,168.47               0.00            22,863,945.55
        I-M-3                     0.00               0.00          53,960.53               0.00            10,553,013.49
        I-B-1                    63.83               0.00          57,529.06               0.00            10,112,846.09
        I-B-2                 3,183.69               0.00          55,651.70               0.00             9,233,428.30
        I-B-3                10,101.95               0.00          60,073.97               0.00             8,794,177.91
        I-B-4                14,354.88               0.00          74,321.31               0.00            10,553,013.49
         I-C                      0.00               0.00         309,178.11               0.00             4,315,386.88
         I-P                      0.00               0.00           4,159.22               0.00                   100.00
        I-R-1                     0.00               0.00               0.00               0.00                     0.00
       II-1A-1                    0.00               0.00         376,500.06               0.00            81,373,491.15
       II-1A-2                    0.00               0.00          15,237.53               0.00             3,293,309.02
       II-2A-1                    0.00               0.00         966,153.98               0.00           191,735,935.17
       II-2A-2                    0.00               0.00          20,066.69               0.00             3,982,291.03
       II-B-1                     0.00               0.00          35,402.42               0.00             7,257,254.53
       II-B-2                     0.00               0.00          22,817.59               0.00             4,677,449.67
       II-B-3                     0.00               0.00          14,951.46               0.00             3,064,947.36
       II-B-4                     0.00               0.00          12,584.83               0.00             2,579,804.86
       II-B-5                     0.00               0.00           7,866.13               0.00             1,612,502.31
       II-B-6                     0.00               0.00           6,314.14               0.00             1,294,355.83
       II-1PO                     0.00               0.00               0.00               0.00             1,667,152.15
        II-1X                     0.00               0.00          34,715.12               0.00            92,556,269.42
       II-2PO                     0.00               0.00               0.00               0.00             4,372,603.17
        II-2X                     0.00               0.00          62,451.55               0.00           214,354,826.82
        II-1P                     0.00               0.00          22,137.50               0.00                   100.00
       II-1R-1                    0.00               0.00               0.00               0.00                     0.00
       II-1R-2                    0.00               0.00               0.00               0.00                     0.00
        II-2P                     0.00               0.00          21,283.17               0.00                   100.00
        FGIC                      0.00               0.00           4,073.98               0.00            68,776,156.75

Totals                       27,704.35               0.00       4,122,745.87               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: FGIC (Financial Guaranty Insurance Company)- Insurer Premium Amount

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
       I-A-1            275,026,000.00         5.75000%            931.19561176             4.46197898           0.00000000
       I-A-2             75,000,000.00         5.75000%            931.19561173             4.46197893           0.00000000
       I-M-1             46,510,000.00         5.77250%            931.19561170             4.47943883           0.00000000
       I-M-2             24,933,000.00         5.95250%            931.19561184             4.61911804           0.00000000
       I-M-3             11,508,000.00         6.04250%            931.19561175             4.68895812           0.00000000
       I-B-1             11,028,000.00         6.72250%            931.19561208             5.21663584           0.00578799
       I-B-2             10,069,000.00         7.12250%            931.19561128             5.52703347           0.31618731
       I-B-3              9,590,000.00         8.07250%            931.19561210             6.26423045           1.05338373
       I-B-4             11,508,000.00         8.32250%            931.19561175             6.45822993           1.24738269
        I-C               4,315,431.40         0.00000%            999.98968353             0.00000000           0.00000000
        I-P                     100.00         0.00000%           1000.00000000             0.00000000           0.00000000
       I-R-1                      0.00         0.00000%              0.00000000             0.00000000           0.00000000
      II-1A-1            87,716,000.00         5.50000%            936.49355123             4.29226207           0.00000000
      II-1A-2             3,550,000.00         5.50000%            936.49355211             4.29226197           0.00000000
      II-2A-1           202,218,000.00         6.00000%            955.55684993             4.77778427           0.00000000
      II-2A-2             4,200,000.00         6.00000%            955.55685000             4.77778333           0.00000000
       II-B-1             7,300,000.00         5.84794%            995.15043973             4.84964658           0.00000000
       II-B-2             4,705,000.00         5.84794%            995.15043996             4.84964718           0.00000000
       II-B-3             3,083,000.00         5.84794%            995.15044113             4.84964645           0.00000000
       II-B-4             2,595,000.00         5.84794%            995.15043931             4.84964547           0.00000000
       II-B-5             1,622,000.00         5.84794%            995.15043773             4.84964858           0.00000000
       II-B-6             1,301,979.76         5.84794%            995.15033936             4.84964528           0.00000000
       II-1PO             1,709,146.00         0.00000%            980.20292005             0.00000000           0.00000000
       II-1X                      0.00         0.44610%            940.58284870             0.34966504           0.00000000
       II-2PO             4,460,569.65         0.00000%            981.76861558             0.00000000           0.00000000
       II-2X                      0.00         0.34712%            958.76207336             0.27734103           0.00000000
       II-1P                    100.00         0.00000%           1000.00000000             0.00000000           0.00000000
      II-1R-1                    50.00         0.00000%              0.00000000             0.00000000           0.00000000
      II-1R-2                    50.00         0.00000%              0.00000000             0.00000000           0.00000000
       II-2P                    100.00         0.00000%           1000.00000000             0.00000000           0.00000000
        FGIC                      0.00         0.07000%            931.19561173             0.05431973           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
       I-A-1              0.00000000             0.00000000            4.46197898             0.00000000          917.01542327
       I-A-2              0.00000000             0.00000000            4.46197893             0.00000000          917.01542333
       I-M-1              0.00000000             0.00000000            4.47943883             0.00000000          917.01542335
       I-M-2              0.00000000             0.00000000            4.61911804             0.00000000          917.01542333
       I-M-3              0.00000000             0.00000000            4.68895812             0.00000000          917.01542318
       I-B-1              0.00578799             0.00000000            5.21663584             0.00000000          917.01542347
       I-B-2              0.31618731             0.00000000            5.52703347             0.00000000          917.01542358
       I-B-3              1.05338373             0.00000000            6.26423045             0.00000000          917.01542336
       I-B-4              1.24738269             0.00000000            6.45822993             0.00000000          917.01542318
        I-C               0.00000000             0.00000000           71.64477461             0.00000000          999.98968353
        I-P               0.00000000             0.00000000        41592.20000000             0.00000000         1000.00000000
       I-R-1              0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
      II-1A-1             0.00000000             0.00000000            4.29226207             0.00000000          927.69268035
      II-1A-2             0.00000000             0.00000000            4.29226197             0.00000000          927.69268169
      II-2A-1             0.00000000             0.00000000            4.77778427             0.00000000          948.16453120
      II-2A-2             0.00000000             0.00000000            4.77778333             0.00000000          948.16453095
      II-B-1              0.00000000             0.00000000            4.84964658             0.00000000          994.14445616
      II-B-2              0.00000000             0.00000000            4.84964718             0.00000000          994.14445696
      II-B-3              0.00000000             0.00000000            4.84964645             0.00000000          994.14445670
      II-B-4              0.00000000             0.00000000            4.84964547             0.00000000          994.14445472
      II-B-5              0.00000000             0.00000000            4.84964858             0.00000000          994.14445746
      II-B-6              0.00000000             0.00000000            4.84964528             0.00000000          994.14435598
      II-1PO              0.00000000             0.00000000            0.00000000             0.00000000          975.42992231
       II-1X              0.00000000             0.00000000            0.34966504             0.00000000          932.26501570
      II-2PO              0.00000000             0.00000000            0.00000000             0.00000000          980.27909283
       II-2X              0.00000000             0.00000000            0.27734103             0.00000000          951.92816592
       II-1P              0.00000000             0.00000000       221375.00000000             0.00000000         1000.00000000
      II-1R-1             0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
      II-1R-2             0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
       II-2P              0.00000000             0.00000000       212831.70000000             0.00000000         1000.00000000
       FGIC               0.00000000             0.00000000            0.05431973             0.00000000          917.01542333

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Classes are per $1,000 denomination.


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               13,342,462.67
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   257,070.60
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 47,579.89
Total Deposits                                                                                        13,647,113.16

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                 263,534.18
     Total Administration Fees                                                                           158,144.48
     Payment of Interest and Principal                                                                13,225,434.50
Total Withdrawals (Pool Distribution Amount)                                                          13,647,113.16

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.




                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    157,514.42
Master Servicing Fee- Wells Fargo Bank, N.A.                                                630.06
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               158,144.48

*Servicer Payees include: EMC MTG CORP; GREENPOINT MTG FUNDING, INC; HARBOURSIDE MORTGAGE; HSBC
BANK USA, NA; PHH US MTG CORP; WELLS FARGO BANK, N.A.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                            Policy Payments Account                0.00                0.00              0.00               0.00
                               Net WAC Reserve Fund            5,000.00           27,704.34         27,704.34           5,000.00
                     Class II-R Certificate Account                0.00                0.00              0.00               0.00
                      Class I-P Certificate Account              100.00                0.00              0.00             100.00
                    Class II-1P Certificate Account              100.00                0.00              0.00             100.00
                    Class II-2P Certificate Account              100.00                0.00              0.00             100.00

NOTE: Insurer- Financial Guaranty Insurance Company

                                     COLLATERAL STATEMENT
Collateral Description                                                             Mixed Fixed
Weighted Average Gross Coupon                                                        6.724173%
Weighted Average Pass-Through Rate                                                   6.468072%
Weighted Average Remaining Term                                                            330

Beginning Scheduled Collateral Loan Count                                                2,884
Number Of Loans Paid In Full                                                                31
Ending Scheduled Collateral Loan Count                                                   2,853

Beginning Scheduled Collateral Balance                                          756,069,224.43
Ending Scheduled Collateral Balance                                             746,966,535.83
Ending Actual Collateral Balance at 30-Jun-2006                                 747,302,536.87

Monthly P&I Constant                                                              4,650,056.82
Special Servicing Fee                                                                     0.00
Prepayment Penalty Waived Amount                                                          0.00
Prepayment Penalty Waived Count                                                              0
Prepayment Penalty Paid Amount                                                       47,579.89
Prepayment Penalty Paid Count                                                                6
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Class A Optimal Amount                                                           10,333,570.16
Class AP Deferred Amount                                                                  0.00

Scheduled Principal                                                                 413,439.85
Unscheduled Principal                                                             8,689,248.75



                                        Group Level Collateral Statement

Group                                                                    Group I                          Group II-1
 Collateral Description                                               Mixed Fixed                         Mixed Fixed
 Weighted Average Coupon Rate                                            6.966040                            6.098432
 Weighted Average Net Rate                                               6.716040                            5.848432
 Pass-Through Rate                                                       6.715040                            5.847432
 Weighted Average Remaining Term                                              353                                 170
 Record Date                                                           06/30/2006                          06/30/2006
 Principal And Interest Constant                                     2,692,569.16                          693,089.35
 Beginning Loan Count                                                       1,838                                 340
 Loans Paid in Full                                                            22                                   3
 Ending Loan Count                                                          1,816                                 337
 Beginning Scheduled Balance                                       446,793,468.11                       93,382,072.79
 Ending Scheduled Balance                                          440,055,439.59                       92,556,269.42
 Scheduled Principal                                                    98,918.16                          218,519.20
 Unscheduled Principal                                               6,639,110.36                          607,284.17
 Scheduled Interest                                                  2,593,651.00                          474,570.15
 Servicing Fees                                                         93,081.97                           19,454.60
 Master Servicing Fees                                                     372.33                               77.82
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        2,500,196.70                          455,037.73
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                          4,159.22                           22,137.50
 Prepayment Penalty Paid Count                                                  2                                   1
 Special Servicing Fee                                                       0.00                                0.00



                                        Group Level Collateral Statement

Group                                                                 Group II-2                               Total
 Collateral Description                                               Mixed Fixed                         Mixed Fixed
 Weighted Average Coupon Rate                                            6.494284                            6.724173
 Weighted Average Net Rate                                               6.244284                            6.474173
 Pass-Through Rate                                                       6.225419                            6.468072
 Weighted Average Remaining Term                                              352                                 330
 Record Date                                                           06/30/2006                          06/30/2006
 Principal And Interest Constant                                     1,264,398.31                        4,650,056.82
 Beginning Loan Count                                                         706                               2,884
 Loans Paid in Full                                                             6                                  31
 Ending Loan Count                                                            700                               2,853
 Beginning Scheduled Balance                                       215,893,683.53                      756,069,224.43
 Ending Scheduled Balance                                          214,354,826.82                      746,966,535.83
 Scheduled Principal                                                    96,002.49                          413,439.85
 Unscheduled Principal                                               1,442,854.22                        8,689,248.75
 Scheduled Interest                                                  1,168,395.82                        4,236,616.97
 Servicing Fees                                                         44,977.85                          157,514.42
 Master Servicing Fees                                                     179.91                              630.06
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                               3,214.22                            3,214.22
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,120,023.84                        4,075,258.27
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         21,283.17                           47,579.89
 Prepayment Penalty Paid Count                                                  3                                   6
 Special Servicing Fee                                                       0.00                                0.00


                            Additional Reporting - Deal Level



                                   Structural Reporting
3 Month Rolling Average Delinquency                                             2.658627%


                                 Trigger Event Reporting
Group I Extra Principal Distribution Trigger
     Group I Turbo & Call Trigger                                                   FALSE
Delinquency Percentage Trigger Group II
     Trigger Result                                                                  Pass
     Threshold Value                                                           50.000000%
     Calculated Value                                                          18.997803%
Cumulative Loss Trigger Group II
     Trigger Result                                                                  Pass
     Threshold Value                                                           30.000000%
     Calculated Value                                                           0.000000%
Shifting Interest Delinquency/Loss TriggerGroup II
     Trigger Result                                                                  Pass
     Threshold Value                                                            0.000000%
     Calculated Value                                                           0.000000%



                                      Additional Reporting - Group Level

                                            Miscellaneous Reporting

        Group I
           Group I Overcollateralized Amount                                             4,315,386.88
           Group I Overcollateralized Increase Amt                                               0.00
           Group I Overcollateralized Release Amt                                                0.00
           Group I Overcollateralized Target Amount                                      4,315,386.88
           Group I Extra Principal Distribution Amt                                              0.00

                                             Structural Reporting

        Group I
           Net WAC Rate Carryover Amount Group 1                                            27,704.34
           Net WAC Rate Carryover Amount I-A-1                                                   0.00
           Net WAC Rate Carryover Amount I-A-2                                                   0.00
           Net WAC Rate Carryover Amount I-M-1                                                   0.00
           Net WAC Rate Carryover Amount I-M-2                                                   0.00
           Net WAC Rate Carryover Amount I-M-3                                                   0.00
           Net WAC Rate Carryover Amount I-B-1                                                  63.83
           Net WAC Rate Carryover Amount I-B-2                                               3,183.69
           Net WAC Rate Carryover Amount I-B-3                                              10,101.95
           Net WAC Rate Carryover Amount I-B-4                                              14,354.88

        Group II-1
           Senior Percentage II-1                                                          93.199256%
           Subordinate Percentage II-1                                                      6.800744%
           Senior Prepayment Percentage II-1                                              100.000000%
           Subordinate Prepayment Percentage II-1                                           0.000000%

        Group II-2
           Senior Percentage II-2                                                          93.253273%
           Subordinate Percentage II-2                                                      6.746727%
           Senior Prepayment Percentage II-2                                              100.000000%
           Subordinate Prepayment Percentage II-2                                           0.000000%


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        2                    0                   0                    2
                                 807,250.00           0.00                0.00                 807,250.00

30 Days      29                  0                    0                   0                    29
             8,159,755.78        0.00                 0.00                0.00                 8,159,755.78

60 Days      17                  1                    0                   0                    18
             3,526,809.77        239,450.00           0.00                0.00                 3,766,259.77

90 Days      1                   0                    5                   0                    6
             558,580.50          0.00                 1,672,451.44        0.00                 2,231,031.94

120 Days     4                   1                    4                   0                    9
             1,967,028.32        215,200.00           2,219,450.00        0.00                 4,401,678.32

150 Days     2                   1                    3                   0                    6
             2,181,609.08        337,950.00           1,723,400.00        0.00                 4,242,959.08

180+ Days    0                   0                    2                   1                    3
             0.00                0.00                 762,400.00          258,750.00           1,021,150.00

Totals       53                  5                    14                  1                    73
             16,393,783.45       1,599,850.00         6,377,701.44        258,750.00           24,630,084.89

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.070102%            0.000000%           0.000000%            0.070102%
                                 0.108022%            0.000000%           0.000000%            0.108022%

30 Days      1.016474%           0.000000%            0.000000%           0.000000%            1.016474%
             1.091895%           0.000000%            0.000000%           0.000000%            1.091895%

60 Days      0.595864%           0.035051%            0.000000%           0.000000%            0.630915%
             0.471939%           0.032042%            0.000000%           0.000000%            0.503981%

90 Days      0.035051%           0.000000%            0.175254%           0.000000%            0.210305%
             0.074746%           0.000000%            0.223798%           0.000000%            0.298545%

120 Days     0.140203%           0.035051%            0.140203%           0.000000%            0.315457%
             0.263217%           0.028797%            0.296995%           0.000000%            0.589009%

150 Days     0.070102%           0.035051%            0.105152%           0.000000%            0.210305%
             0.291931%           0.045223%            0.230616%           0.000000%            0.567770%

180+ Days    0.000000%           0.000000%            0.070102%           0.035051%            0.105152%
             0.000000%           0.000000%            0.102020%           0.034625%            0.136645%

Totals       1.857694%           0.175254%            0.490712%           0.035051%            2.558710%
             2.193728%           0.214083%            0.853430%           0.034625%            3.295865%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     257,070.60


                                                 Delinquency Status By Group

                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total

Group I                 No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    2                     0                    0                    2
                                             807,250.00            0.00                 0.00                 807,250.00

30 Days                 24                   0                     0                    0                    24
                        5,854,839.85         0.00                  0.00                 0.00                 5,854,839.85

60 Days                 15                   1                     0                    0                    16
                        2,897,995.08         239,450.00            0.00                 0.00                 3,137,445.08

90 Days                 0                    0                     5                    0                    5
                        0.00                 0.00                  1,672,451.44         0.00                 1,672,451.44

120 Days                2                    1                     3                    0                    6
                        1,316,750.00         215,200.00            1,719,500.00         0.00                 3,251,450.00

150 Days                1                    1                     3                    0                    5
                        1,950,000.00         337,950.00            1,723,400.00         0.00                 4,011,350.00

180+ Days               0                    0                     1                    1                    2
                        0.00                 0.00                  124,800.00           258,750.00           383,550.00

Totals                  42                   5                     12                   1                    60
                        12,019,584.93        1,599,850.00          5,240,151.44         258,750.00           19,118,336.37


0-29 Days                                    0.110132%             0.000000%            0.000000%            0.110132%
                                             0.183410%             0.000000%            0.000000%            0.183410%

30 Days                 1.321586%            0.000000%             0.000000%            0.000000%            1.321586%
                        1.330240%            0.000000%             0.000000%            0.000000%            1.330240%

60 Days                 0.825991%            0.055066%             0.000000%            0.000000%            0.881057%
                        0.658434%            0.054404%             0.000000%            0.000000%            0.712838%

90 Days                 0.000000%            0.000000%             0.275330%            0.000000%            0.275330%
                        0.000000%            0.000000%             0.379987%            0.000000%            0.379987%

120 Days                0.110132%            0.055066%             0.165198%            0.000000%            0.330396%
                        0.299170%            0.048894%             0.390676%            0.000000%            0.738741%

150 Days                0.055066%            0.055066%             0.165198%            0.000000%            0.275330%
                        0.443047%            0.076783%             0.391562%            0.000000%            0.911392%

180+ Days               0.000000%            0.000000%             0.055066%            0.055066%            0.110132%
                        0.000000%            0.000000%             0.028355%            0.058789%            0.087144%

Totals                  2.312775%            0.275330%             0.660793%            0.055066%            3.303965%
                        2.730891%            0.363491%             1.190580%            0.058789%            4.343751%


                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total
Group II-1              No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 1                    0                     0                    0                    1
                        359,649.97           0.00                  0.00                 0.00                 359,649.97

60 Days                 1                    0                     0                    0                    1
                        221,600.00           0.00                  0.00                 0.00                 221,600.00

90 Days                 0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

120 Days                1                    0                     1                    0                    2
                        279,999.67           0.00                  499,950.00           0.00                 779,949.67

150 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

180+ Days               0                    0                     1                    0                    1
                        0.00                 0.00                  637,600.00           0.00                 637,600.00

Totals                  3                    0                     2                    0                    5
                        861,249.64           0.00                  1,137,550.00         0.00                 1,998,799.64


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 0.296736%            0.000000%             0.000000%            0.000000%            0.296736%
                        0.387819%            0.000000%             0.000000%            0.000000%            0.387819%

60 Days                 0.296736%            0.000000%             0.000000%            0.000000%            0.296736%
                        0.238957%            0.000000%             0.000000%            0.000000%            0.238957%

90 Days                 0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

120 Days                0.296736%            0.000000%             0.296736%            0.000000%            0.593472%
                        0.301931%            0.000000%             0.539108%            0.000000%            0.841039%

150 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

180+ Days               0.000000%            0.000000%             0.296736%            0.000000%            0.296736%
                        0.000000%            0.000000%             0.687540%            0.000000%            0.687540%

Totals                  0.890208%            0.000000%             0.593472%            0.000000%            1.483680%
                        0.928707%            0.000000%             1.226648%            0.000000%            2.155355%


                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total
Group II-2              No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Actual Balance       Actual Balance        Actual Balance       Actual Balance       Actual Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 4                    0                     0                    0                    4
                        1,945,265.96         0.00                  0.00                 0.00                 1,945,265.96

60 Days                 1                    0                     0                    0                    1
                        407,214.69           0.00                  0.00                 0.00                 407,214.69

90 Days                 1                    0                     0                    0                    1
                        558,580.50           0.00                  0.00                 0.00                 558,580.50

120 Days                1                    0                     0                    0                    1
                        370,278.65           0.00                  0.00                 0.00                 370,278.65

150 Days                1                    0                     0                    0                    1
                        231,609.08           0.00                  0.00                 0.00                 231,609.08

180+ Days               0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

Totals                  8                    0                     0                    0                    8
                        3,512,948.88         0.00                  0.00                 0.00                 3,512,948.88


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 0.571429%            0.000000%             0.000000%            0.000000%            0.571429%
                        0.907172%            0.000000%             0.000000%            0.000000%            0.907172%

60 Days                 0.142857%            0.000000%             0.000000%            0.000000%            0.142857%
                        0.189904%            0.000000%             0.000000%            0.000000%            0.189904%

90 Days                 0.142857%            0.000000%             0.000000%            0.000000%            0.142857%
                        0.260493%            0.000000%             0.000000%            0.000000%            0.260493%

120 Days                0.142857%            0.000000%             0.000000%            0.000000%            0.142857%
                        0.172679%            0.000000%             0.000000%            0.000000%            0.172679%

150 Days                0.142857%            0.000000%             0.000000%            0.000000%            0.142857%
                        0.108011%            0.000000%             0.000000%            0.000000%            0.108011%

180+ Days               0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

Totals                  1.142857%            0.000000%             0.000000%            0.000000%            1.142857%
                        1.638259%            0.000000%             0.000000%            0.000000%            1.638259%






                       180+ Delinquency Summary

                                Summary                                                        Group I

               Days    Number of          Outstanding    Percentage of       Number of         Outstanding   Percentage of
         Delinquent         Loans              Actual       Balance(%)            Loans             Actual       Balance(%)
                                           Balance($)                                           Balance($)
    180  -      209             3        1,021,150.00            0.137                2         383,550.00            0.087
              Total             3        1,021,150.00            0.137                2         383,550.00            0.087

                 180+ Delinquency Summary (continued)

                              Group II-1                                                      Group II-2

               Days    Number of          Outstanding    Percentage of         Number of       Outstanding   Percentage of
         Delinquent         Loans              Actual       Balance(%)              Loans           Actual       Balance(%)
                                           Balance($)                                           Balance($)
    180  -      209             1          637,600.00            0.688                  0             0.00            0.000
              Total             1          637,600.00            0.688                  0             0.00            0.000

This report includes all loans greater than 180 days delinquent regardless of status (REO, Foreclosure, Bankruptcy).



                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              1                   Aug-05            0.000%
     Original Principal Balance       258,750.00                   Sep-05            0.000%
     Current Actual Balance           258,750.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current REO Total                                                 Dec-05            0.000%
     Loans in REO                              1                   Jan-06            0.000%
     Original Principal Balance       258,750.00                   Feb-06            0.000%
     Current Actual Balance           258,750.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.035%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group I                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              1                   Aug-05            0.000%
     Original Principal Balance       258,750.00                   Sep-05            0.000%
     Current Actual Balance           258,750.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current REO Total                                                 Dec-05            0.000%
     Loans in REO                              1                   Jan-06            0.000%
     Original Principal Balance       258,750.00                   Feb-06            0.000%
     Current Actual Balance           258,750.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.059%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-1                                                          12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Actual Balance                 0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current REO Total                                                 Dec-05            0.000%
     Loans in REO                              0                   Jan-06            0.000%
     Original Principal Balance             0.00                   Feb-06            0.000%
     Current Actual Balance                 0.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-2                                                          12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Actual Balance                 0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current REO Total                                                 Dec-05            0.000%
     Loans in REO                              0                   Jan-06            0.000%
     Original Principal Balance             0.00                   Feb-06            0.000%
     Current Actual Balance                 0.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.





                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance

      Group I           5001001896          Jul-2006      01-Nov-2005              CO              74.83          258,750.00


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest
      Group I           5001001896          258,750.00    01-Nov-2005               6            8.000%            10,026.54


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      9                   Aug-05            0.000%
     Original Principal Balance     3,590,500.00                   Sep-05            0.000%
     Current Actual Balance         3,583,351.44                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current Foreclosure Total                                         Dec-05            0.000%
     Loans in Foreclosure                     14                   Jan-06            0.000%
     Original Principal Balance     6,384,850.00                   Feb-06            0.000%
     Current Actual Balance         6,377,701.44                   Mar-06            0.000%
                                                                   Apr-06            0.033%
                                                                   May-06            0.133%
                                                                   Jun-06            0.404%
                                                                   Jul-06            0.853%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group I                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      9                   Aug-05            0.000%
     Original Principal Balance     3,590,500.00                   Sep-05            0.000%
     Current Actual Balance         3,583,351.44                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current Foreclosure Total                                         Dec-05            0.000%
     Loans in Foreclosure                     12                   Jan-06            0.000%
     Original Principal Balance     5,247,300.00                   Feb-06            0.000%
     Current Actual Balance         5,240,151.44                   Mar-06            0.000%
                                                                   Apr-06            0.056%
                                                                   May-06            0.084%
                                                                   Jun-06            0.429%
                                                                   Jul-06            1.191%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group II-1                                                        12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Actual Balance                 0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current Foreclosure Total                                         Dec-05            0.000%
     Loans in Foreclosure                      2                   Jan-06            0.000%
     Original Principal Balance     1,137,550.00                   Feb-06            0.000%
     Current Actual Balance         1,137,550.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.677%
                                                                   Jun-06            1.216%
                                                                   Jul-06            1.227%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group II-2                                                        12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Actual Balance                 0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current Foreclosure Total                                         Dec-05            0.000%
     Loans in Foreclosure                      0                   Jan-06            0.000%
     Original Principal Balance             0.00                   Feb-06            0.000%
     Current Actual Balance                 0.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Group I              0000300020         Jun-2006        01-Nov-2005             FL              80.00        776,000.00
       Group I              0002393729         Jul-2006        01-Feb-2006             ME              80.00        272,000.00
       Group I              0002435198         May-2006        01-Dec-2005             CO              80.00        124,800.00
       Group I              0002437328         Jul-2006        01-Dec-2005             IL              75.00        187,500.00
       Group I              0002438205         Jul-2006        01-Dec-2005             DC              80.00        312,000.00
       Group I              0002438541         Jul-2006        01-Jan-2006             IL              74.98        411,500.00
       Group I              0002439125         Jul-2006        01-Jan-2006             MD              80.00        172,800.00
       Group I              0012843330         Jul-2006        01-Dec-2005             GA              79.98        999,900.00
       Group I              0018972760         Jun-2006        01-Nov-2005             CA              80.00        756,000.00
       Group I              0051010059         Jul-2006        01-Dec-2005             NV              80.00        132,000.00
       Group I              1048001794         Jul-2006        01-Oct-2005             NJ              80.00        102,800.00
       Group I              5002001355         Jul-2006        01-Oct-2005             CA              74.06      1,000,000.00
     Group II-1             0002380894         May-2006        01-Sep-2005             CA              80.00        637,600.00
     Group II-1             2300825412         Jun-2006        01-Sep-2005             CA              79.98        499,950.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Group I               0000300020       776,000.00       01-Jan-2006              4          8.250%            31,039.98
       Group I               0002393729       271,803.13       01-Feb-2006              3          7.625%             8,340.03
       Group I               0002435198       124,800.00       01-Nov-2005              6          8.500%             5,148.00
       Group I               0002437328       187,500.00       01-Jan-2006              4          8.750%             7,968.78
       Group I               0002438205       312,000.00       01-Dec-2005              5          7.250%            10,920.00
       Group I               0002438541       411,500.00       01-Dec-2005              5          9.000%            18,003.12
       Group I               0002439125       172,800.00       01-Feb-2006              3          7.500%             5,220.00
       Group I               0012843330       999,900.00       01-Dec-2005              5          8.250%            39,996.00
       Group I               0018972760       756,000.00       01-Jan-2006              4          8.125%            29,766.05
       Group I               0051010059       131,997.12       01-Feb-2006              3          8.375%             4,468.66
       Group I               1048001794       102,413.69       01-Feb-2006              3          7.500%             3,088.96
       Group I               5002001355       993,437.50       01-Feb-2006              3          7.875%            31,562.30
      Group II-1             0002380894       637,600.00       01-Nov-2005              6          7.875%            24,308.52
      Group II-1             2300825412       499,950.00       01-Jan-2006              4          6.875%            16,560.84


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       1                   Aug-05            0.000%
     Original Principal Balance       337,950.00                   Sep-05            0.000%
     Current Actual Balance           337,950.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current Bankruptcy Total                                          Dec-05            0.000%
     Loans in Bankruptcy                       5                   Jan-06            0.000%
     Original Principal Balance     1,599,850.00                   Feb-06            0.000%
     Current Actual Balance         1,599,850.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.105%
                                                                   Jun-06            0.167%
                                                                   Jul-06            0.214%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group I                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       1                   Aug-05            0.000%
     Original Principal Balance       337,950.00                   Sep-05            0.000%
     Current Actual Balance           337,950.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current Bankruptcy Total                                          Dec-05            0.000%
     Loans in Bankruptcy                       5                   Jan-06            0.000%
     Original Principal Balance     1,599,850.00                   Feb-06            0.000%
     Current Actual Balance         1,599,850.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.177%
                                                                   Jun-06            0.282%
                                                                   Jul-06            0.363%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-1                                                          12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Actual Balance                 0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current Bankruptcy Total                                          Dec-05            0.000%
     Loans in Bankruptcy                       0                   Jan-06            0.000%
     Original Principal Balance             0.00                   Feb-06            0.000%
     Current Actual Balance                 0.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-2                                                          12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Actual Balance                 0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
 Current Bankruptcy Total                                          Dec-05            0.000%
     Loans in Bankruptcy                       0                   Jan-06            0.000%
     Original Principal Balance             0.00                   Feb-06            0.000%
     Current Actual Balance                 0.00                   Mar-06            0.000%
                                                                   Apr-06            0.000%
                                                                   May-06            0.000%
                                                                   Jun-06            0.000%
                                                                   Jul-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Group I               0002367963       May-2006    01-Dec-2005           NH              77.86        459,350.00
        Group I               0002437125       Jul-2006    01-Dec-2005           IL              75.00        337,950.00
        Group I               0018935122       May-2006    01-Dec-2005           MD              70.00        347,900.00
        Group I               3165080097       Jun-2006    01-Dec-2005           CO              79.73        239,450.00
        Group I               5121752115       Jun-2006    01-Oct-2005           GA              80.00        215,200.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Group I              0002367963         459,350.00    01-Jun-2006           0            6.000%          4,402.10
       Group I              0002437125         337,950.00    01-Dec-2005           5            8.750%         14,362.86
       Group I              0018935122         347,900.00    01-May-2006           0            6.875%          3,841.40
       Group I              3165080097         239,450.00    01-Mar-2006           2            7.000%          5,387.60
       Group I              5121752115         215,200.00    01-Jan-2006           4            6.375%          6,590.52

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
        Group I                          0               0.00              0.00             0.000%
       Group II-1                        0               0.00              0.00             0.000%
       Group II-2                        0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group I


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group II-1


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group II-2


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A
         Apr-2006          0.000%             N/A                        Apr-2006           0.000%               N/A
         May-2006          0.000%             N/A                        May-2006           0.000%               N/A
         Jun-2006          0.000%             N/A                        Jun-2006           0.000%               N/A
         Jul-2006          0.000%             N/A                        Jul-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans)










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
        Group I                 22       6,625,290.00       6,613,469.01          0               0.00              0.00
      Group II-1                 3         544,100.00         537,972.46          0               0.00              0.00
      Group II-2                 6       1,420,938.00       1,411,268.41          0               0.00              0.00
         Total                  31       8,590,328.00       8,562,709.88          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
      Group I                0              0.00           0.00          0             0.00            0.00        27,058.34
     Group II-1              0              0.00           0.00          0             0.00            0.00        70,018.60
     Group II-2              0              0.00           0.00          0             0.00            0.00        32,456.93
       Total                 0              0.00           0.00          0             0.00            0.00       129,533.87


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Group I               0000043657            IA              80.00       01-Jan-2006        124,000.00        124,000.00
       Group I               0002200754            IL              80.00       01-Jan-2006         45,600.00         45,370.25
       Group I               0002241385            AZ              80.00       01-Jan-2006        127,220.00        127,220.00
       Group I               0002389438            OR              80.00       01-Nov-2005        192,000.00        192,000.00
       Group I               0002390253            CO              80.00       01-Nov-2005        124,000.00        123,901.01
       Group I               0002436084            CA              79.95       01-Jan-2006        221,000.00        220,864.20
       Group I               0002436951            WA              80.00       01-Dec-2005        460,000.00        456,845.67
       Group I               0002437689            DC              80.00       01-Dec-2005        436,000.00        436,000.00
       Group I               0002438404            CA              80.00       01-Dec-2005        432,000.00        432,000.00
       Group I               0002439493            NC              69.95       01-Jan-2006         85,500.00         85,500.00
       Group I               0002440884            CA              80.00       01-Feb-2006        721,600.00        721,599.98
       Group I               0004146439            MI              80.00       01-Jan-2006        282,400.00        282,068.84
       Group I               0006030686            CA              70.00       01-Nov-2005        805,000.00        805,000.00
       Group I               0008002290            GA              80.00       01-Nov-2005        121,520.00        121,520.00
       Group I               0010104636            NJ              80.00       01-Jan-2006        320,000.00        318,085.41
       Group I               0012662680            DC              78.18       01-Nov-2005        359,650.00        359,650.00
       Group I               0013093638            IA              80.00       01-Jan-2006        196,000.00        195,896.85
       Group I               0021048319            CA              48.68       01-Dec-2005        427,000.00        427,000.00
       Group I               0022850697            GA              90.00       01-Nov-2005         55,800.00         55,098.98
       Group I               0610242528            FL              80.00       01-Jul-2005        608,000.00        601,660.29
       Group I               1043016469            SC              90.00       01-Oct-2005         45,000.00         44,770.54
       Group I               3021012046            FL              94.98       01-Dec-2005        436,000.00        436,000.00
      Group II-1             0002353289            MD              80.00       01-Jul-2005        244,000.00        243,407.53
      Group II-1             0002365344            MD              60.52       01-Nov-2005        193,700.00        187,458.04
      Group II-1             0002390290            OH              80.00       01-Nov-2005        106,400.00        106,400.00
      Group II-2             1103472585            FL              65.19       01-Nov-2005         88,000.00         85,481.31
      Group II-2             1103484798            FL              90.00       01-Nov-2005        190,018.00        188,773.16
      Group II-2             1103486730            CA              84.72       01-Jul-2005        280,000.00        276,510.63
      Group II-2             1103495278            GA              80.00       01-Nov-2005        157,520.00        156,113.61
      Group II-2             1103497625            WA              68.52       01-Nov-2005        260,400.00        258,518.58
      Group II-2             2503128966            CA              79.45       01-Dec-2005        445,000.00        445,000.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Group I              0000043657       Loan Paid in Full           0              7.500%             360               6
       Group I              0002200754       Loan Paid in Full           0              7.750%             360               6
       Group I              0002241385       Loan Paid in Full           0              7.250%             360               6
       Group I              0002389438       Loan Paid in Full          (1)             6.750%             360               8
       Group I              0002390253       Loan Paid in Full           0              6.625%             360               8
       Group I              0002436084       Loan Paid in Full           0              7.375%             360               6
       Group I              0002436951       Loan Paid in Full           0              6.875%             360               7
       Group I              0002437689       Loan Paid in Full           0              9.000%             360               7
       Group I              0002438404       Loan Paid in Full           0              7.000%             360               7
       Group I              0002439493       Loan Paid in Full           0              7.500%             360               6
       Group I              0002440884       Loan Paid in Full          (1)             7.500%             360               5
       Group I              0004146439       Loan Paid in Full           0              6.875%             360               6
       Group I              0006030686       Loan Paid in Full           0              6.875%             360               8
       Group I              0008002290       Loan Paid in Full           0              7.375%             360               8
       Group I              0010104636       Loan Paid in Full           0              6.875%             360               6
       Group I              0012662680       Loan Paid in Full          (1)             6.875%             360               8
       Group I              0013093638       Loan Paid in Full          (1)             7.625%             360               6
       Group I              0021048319       Loan Paid in Full           0              6.125%             360               7
       Group I              0022850697       Loan Paid in Full           0              7.500%             360               8
       Group I              0610242528       Loan Paid in Full           0              6.000%             360              12
       Group I              1043016469       Loan Paid in Full           0              9.500%             360               9
       Group I              3021012046       Loan Paid in Full           0              7.250%             360               7
     Group II-1             0002353289       Loan Paid in Full           0              6.875%             180              12
     Group II-1             0002365344       Loan Paid in Full           0              5.750%             180               8
     Group II-1             0002390290       Loan Paid in Full           0              6.500%             180               8
     Group II-2             1103472585       Loan Paid in Full          (1)             6.250%             360               8
     Group II-2             1103484798       Loan Paid in Full           0              7.750%             360               8
     Group II-2             1103486730       Loan Paid in Full           0              6.500%             360              12
     Group II-2             1103495278       Loan Paid in Full           0              6.125%             360               8
     Group II-2             1103497625       Loan Paid in Full           0              7.500%             360               8
     Group II-2             2503128966       Loan Paid in Full           0              6.375%             360               7


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.150%       Current Month             12.959%        Current Month                 852.087%
     3 Month Average          1.413%       3 Month Average           15.676%        3 Month Average             1,221.943%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       8.792%           N/A                          Feb-2006   1,680.750%           N/A
         Mar-2006       6.033%           N/A                          Mar-2006     835.123%           N/A
         Apr-2006      16.286%           N/A                          Apr-2006   1,767.633%           N/A
         May-2006      17.372%           N/A                          May-2006   1,549.759%           N/A
         Jun-2006      16.697%           N/A                          Jun-2006   1,263.984%           N/A
         Jul-2006      12.959%           N/A                          Jul-2006     852.087%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I
     SMM                                   CPR                                      PSA
     Current Month            1.486%       Current Month             16.447%        Current Month               1,155.649%
     3 Month Average          1.813%       3 Month Average           19.671%        3 Month Average             1,648.613%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006      11.933%           N/A                          Feb-2006   2,790.983%           N/A
         Mar-2006       7.975%           N/A                          Mar-2006   1,272.788%           N/A
         Apr-2006      13.552%           N/A                          Apr-2006   1,641.513%           N/A
         May-2006      19.627%           N/A                          May-2006   1,915.661%           N/A
         Jun-2006      22.939%           N/A                          Jun-2006   1,874.527%           N/A
         Jul-2006      16.447%           N/A                          Jul-2006   1,155.649%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II-1
     SMM                                   CPR                                      PSA
     Current Month            0.652%       Current Month              7.548%        Current Month                 400.395%
     3 Month Average          0.936%       3 Month Average           10.500%        3 Month Average               656.324%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       9.338%           N/A                          Feb-2006   1,055.902%           N/A
         Mar-2006       3.248%           N/A                          Mar-2006     299.617%           N/A
         Apr-2006      18.890%           N/A                          Apr-2006   1,472.046%           N/A
         May-2006      18.534%           N/A                          May-2006   1,247.099%           N/A
         Jun-2006       5.418%           N/A                          Jun-2006     321.477%           N/A
         Jul-2006       7.548%           N/A                          Jul-2006     400.395%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II-2
     SMM                                   CPR                                      PSA
     Current Month            0.669%       Current Month              7.735%        Current Month                 494.578%
     3 Month Average          0.780%       3 Month Average            8.947%        3 Month Average               681.062%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       1.498%           N/A                          Feb-2006     264.271%           N/A
         Mar-2006       3.052%           N/A                          Mar-2006     398.403%           N/A
         Apr-2006      20.688%           N/A                          Apr-2006   2,141.177%           N/A
         May-2006      11.867%           N/A                          May-2006   1,018.106%           N/A
         Jun-2006       7.240%           N/A                          Jun-2006     530.501%           N/A
         Jul-2006       7.735%           N/A                          Jul-2006     494.578%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary                                                       Group I

            Current     Number of         Outstanding    Percentage of      Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)           Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 5.000             0                0.00            0.000               0               0.00            0.000
     5.000    5.249             5        3,158,422.23            0.423               1         482,144.48            0.110
     5.250    5.499            21       10,091,893.30            1.351               0               0.00            0.000
     5.500    5.749            70       30,084,960.07            4.028               5       1,585,930.86            0.360
     5.750    5.999           170       60,166,788.18            8.055              38      12,449,882.31            2.829
     6.000    6.249           183       57,988,555.38            7.763              88      28,095,963.49            6.385
     6.250    6.499           363      110,702,558.07           14.820             175      52,207,141.52           11.864
     6.500    6.749           391      109,323,326.54           14.636             236      64,614,727.07           14.683
     6.750    6.999           504      122,838,369.86           16.445             347      84,589,778.71           19.223
     7.000    7.249           274       61,907,428.78            8.288             213      48,269,464.29           10.969
     7.250    7.499           270       61,292,976.10            8.206             215      50,017,202.15           11.366
     7.500    7.749           251       47,767,926.50            6.395             202      37,040,912.82            8.417
     7.750    7.999           148       32,079,941.76            4.295             117      25,070,248.39            5.697
     8.000    8.249            75       15,860,483.89            2.123              63      13,851,210.40            3.148
     8.250    8.499            49        9,576,472.58            1.282              43       8,941,823.35            2.032
     8.500    8.749            30        6,190,363.42            0.829              27       5,292,325.23            1.203
     8.750    8.999            26        3,870,461.48            0.518              25       3,735,808.29            0.849
     9.000    9.249             6        1,059,248.87            0.142               6       1,059,248.87            0.241
     9.250    9.499             7        1,161,589.14            0.156               6       1,082,647.60            0.246
     9.500    9.749             6        1,059,415.51            0.142               6       1,059,415.51            0.241
     9.750    9.999             3          663,754.17            0.089               2         487,964.25            0.111
    10.000   10.249             0                0.00            0.000               0               0.00            0.000
    10.250   10.499             0                0.00            0.000               0               0.00            0.000
    10.500   10.749             0                0.00            0.000               0               0.00            0.000
    10.750   10.999             0                0.00            0.000               0               0.00            0.000
    11.000   11.249             0                0.00            0.000               0               0.00            0.000
    11.250   11.499             1          121,600.00            0.016               1         121,600.00            0.028
 >= 11.500                      0                0.00            0.000               0               0.00            0.000
              Total         2,853      746,966,535.83          100.000           1,816     440,055,439.59          100.000


               Interest Rate Stratification (continued)

                              Group II-1                                                      Group II-2

            Current     Number of         Outstanding    Percentage of       Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)            Loans          Scheduled       Balance(%)
           Range(%)                        Balance($)                                           Balance($)
            < 5.000             0                0.00            0.000                0               0.00            0.000
     5.000    5.249             4        2,676,277.75            2.892                0               0.00            0.000
     5.250    5.499            19        9,234,721.23            9.977                2         857,172.07            0.400
     5.500    5.749            45       17,782,988.54           19.213               20      10,716,040.67            4.999
     5.750    5.999            48       14,524,542.12           15.693               84      33,192,363.75           15.485
     6.000    6.249            40       10,727,229.61           11.590               55      19,165,362.28            8.941
     6.250    6.499            44       10,335,543.08           11.167              144      48,159,873.47           22.467
     6.500    6.749            36        9,210,753.98            9.952              119      35,497,845.49           16.560
     6.750    6.999            50        9,926,312.37           10.725              107      28,322,278.78           13.213
     7.000    7.249            17        2,626,243.31            2.837               44      11,011,721.18            5.137
     7.250    7.499            13        2,103,587.54            2.273               42       9,172,186.41            4.279
     7.500    7.749             9        1,453,342.71            1.570               40       9,273,670.97            4.326
     7.750    7.999             9        1,566,050.70            1.692               22       5,443,642.67            2.540
     8.000    8.249             1          201,234.94            0.217               11       1,808,038.55            0.843
     8.250    8.499             0                0.00            0.000                6         634,649.23            0.296
     8.500    8.749             1          108,500.00            0.117                2         789,538.19            0.368
     8.750    8.999             0                0.00            0.000                1         134,653.19            0.063
     9.000    9.249             0                0.00            0.000                0               0.00            0.000
     9.250    9.499             1           78,941.54            0.085                0               0.00            0.000
     9.500    9.749             0                0.00            0.000                0               0.00            0.000
     9.750    9.999             0                0.00            0.000                1         175,789.92            0.082
    10.000   10.249             0                0.00            0.000                0               0.00            0.000
    10.250   10.499             0                0.00            0.000                0               0.00            0.000
    10.500   10.749             0                0.00            0.000                0               0.00            0.000
    10.750   10.999             0                0.00            0.000                0               0.00            0.000
    11.000   11.249             0                0.00            0.000                0               0.00            0.000
    11.250   11.499             0                0.00            0.000                0               0.00            0.000
 >= 11.500                      0                0.00            0.000                0               0.00            0.000
              Total           337       92,556,269.42          100.000              700     214,354,826.82          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
January 31, 2006

Determination Date
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in February 2006.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

Interest Accrual Period
With respect to any Distribution Date and the Class I-A-1, Class I-A-2, Class II-1A-1, Class II-1A-2, Class II-2A-1,
Class II-2A-2, Class II-1X and Class II-B Certificates, the calendar month immediately preceding the calendar month in which such Distribution Date occurs. With respect to any Distribution Date and the Class I-M and Class
I-B Certificates, the period from and including the 25th day of the calendar month preceding the month in which such Distribution Date occurs (or, with respect to the first Interest Accrual Period for the Class I-M and Class
I-B Certificates, the Closing Date) to and including the 24th day of the calendar month in which such Distribution
Date occurs. The Class R, Class P and Class II-PO Certificates are not entitled to distributions of interest and do not have an Interest Accrual Period.

Remittance Date
Shall mean (i) with respect to the Company, the 23rd calendar day of each month or, if such day is not a Business
Day, the Business Day immediately preceding the 23rd day of each month, and (ii) with respect to the related Servicer, the date specified in the related Servicing Agreement.



 EX.- 99.2


Financial Statements
Financial Guaranty Insurance Company and Subsidiaries
June 30, 2006


Financial Guaranty Insurance Company and Subsidiaries

Financial Statements

June 30, 2006



                                    Contents

Balance Sheets at June 30, 2006 (Unaudited) and December 31, 2005....................................    1
Statements of Income for the Three Months and Six Months Ended June 30, 2006
   and 2005 (Unaudited)..............................................................................    2
Statements of Cash Flows for the Six Months Ended June 30, 2006
   and 2005 (Unaudited)..............................................................................    3
Notes to Financial Statements (Unaudited)............................................................    4



                Financial Guaranty Insurance Company and Subsidiaries

                                 Balance Sheets

                (Dollars in thousands, except per share amounts)

                                                                            June 30          December 31
                                                                              2006              2005
                                                                       --------------------------------------
                                                                          (Unaudited)
Assets
Fixed maturity securities, available for sale, at fair value
   (amortized cost of  $3,473,103 in 2006 and $3,277,291 in 2005)      $     3,389,501       $ 3,258,738
Variable interest entity fixed maturity securities, held to maturity
   at amortized cost                                                           750,000                 -
Short-term investments                                                         167,039           159,334
                                                                       --------------------------------------
Total investments                                                            4,306,540         3,418,072

Cash and cash equivalents                                                       89,630            45,077
Accrued investment income                                                       47,306            42,576
Reinsurance recoverable on losses                                                2,288             3,271
Prepaid reinsurance premiums                                                   126,850           110,636
Deferred policy acquisition costs                                               79,873            63,330
Receivable from related parties                                                  2,306             9,539
Property and equipment, net of accumulated depreciation of $1,451 in
   2006 and $885 in 2005                                                         2,785             3,092
Prepaid expenses and other assets                                               19,442            10,354
Federal income taxes                                                                 -             2,158
                                                                       --------------------------------------
Total assets                                                           $     4,677,020       $ 3,708,105
                                                                       ======================================
Liabilities and stockholder's equity
Liabilities:
    Unearned premiums                                                   $    1,303,301       $ 1,201,163
    Losses and loss adjustment expenses                                         48,300            54,812
    Ceded reinsurance balances payable                                          19,613             1,615
    Accounts payable and accrued expenses and other liabilities                 29,931            36,359
    Payable for securities purchased                                            20,381                 -
    Capital lease obligations                                                    3,603             4,262
    Dividend payable to FGIC Corp.                                              10,000                 -
    Variable interest entity floating rate notes                               750,000                 -
    Accrued investment income - variable interest entity                           913                 -
    Federal income taxes payable                                                15,528                 -
    Deferred income taxes                                                       27,662            42,463
                                                                       --------------------------------------
Total liabilities                                                            2,229,232         1,340,674
                                                                       --------------------------------------
Stockholder's equity:
   Common stock, par value $1,500 per share; 10,000 shares authorized,
     issued and outstanding                                                     15,000            15,000
   Additional paid-in capital                                                1,898,232         1,894,983
   Accumulated other comprehensive loss, net of tax                            (52,411)          (13,597)
   Retained earnings                                                           586,967           471,045
                                                                       --------------------------------------
Total stockholder's equity                                                   2,447,788        $2,367,431
                                                                       --------------------------------------
Total liabilities and stockholder's equity                             $     4,677,020       $ 3,708,105
                                                                       ======================================
See accompanying notes to unaudited interim financial statements.




                Financial Guaranty Insurance Company and Subsidiaries

                              Statements of Income
                                   (Unaudited)

                             (Dollars in thousands)


                                                                   Three months ended                 Six months ended
                                                                        June 30                           June 30
                                                                 2006             2005             2006              2005
                                                            --------------------------------------------------------------------
Revenues:
   Gross premiums written                                     $     163,260   $     131,335    $     252,541     $     215,739
   Ceded premiums written                                          (28,887)        (18,030)         (35,310)          (19,825)
                                                            --------------------------------------------------------------------
   Net premiums written                                             134,373         113,305          217,231           195,914
   Increase in net unearned premiums                               (62,528)        (51,398)         (85,922)          (81,374)
                                                            --------------------------------------------------------------------
   Net premiums earned                                               71,845          61,907          131,309           114,540

   Net investment income                                             34,038          28,389           66,357            55,829
   Net realized (losses) gains                                         (11)              -              (11)              118
   Net realized and unrealized losses on credit derivative
   contracts                                                          (543)              -             (771)                -
   Other income                                                         506              90            1,042               516
                                                            --------------------------------------------------------------------
Total revenues                                                      105,835          90,386          197,926           171,003
                                                            --------------------------------------------------------------------
Expenses:
   Losses and loss adjustment expenses                                (265)         (3,066)          (2,198)           (5,677)
   Underwriting expenses                                             22,780          17,179           46,897            37,644
   Policy acquisition costs deferred                                (8,994)         (6,956)         (21,507)          (17,627)
   Amortization of deferred policy acquisition costs                  2,364           1,852            5,556             4,001
   Other operating expenses                                           (782)              -              873                 -
                                                            --------------------------------------------------------------------
Total expenses                                                       15,103           9,009           29,621            18,341
                                                            --------------------------------------------------------------------
Income before income taxes                                           90,732          81,377          168,305           152,662
Income tax expense                                                   23,521          21,385           42,383            39,364
                                                            --------------------------------------------------------------------
Net income                                                    $      67,211   $      59,992    $     125,922     $     113,298
                                                            ====================================================================


See accompanying notes to unaudited interim financial statements.




                          Financial Guaranty Insurance Company and Subsidiaries

                            Statements of Cash Flows
                                   (Unaudited)
                             (Dollars in thousands)
                                                                               Six months ended
                                                                                   June 30,
                                                                            2006               2005
                                                                     --------------------------------------
Operating activities
Net income                                                               $   125,922        $   113,298
Adjustments to reconcile net income to net cash provided by
   operating activities:
     Amortization of deferred policy acquisition costs                         5,556              4,001
     Policy acquisition costs deferred                                      (21,507)           (17,627)
     Depreciation of property and equipment                                      566                295
     Amortization of fixed maturity securities                                16,570             14,480
     Amortization of short-term investments                                       57
     Net realized gains (losses) on investments                                   11               (118)
     Amortization of stock compensation expense                                3,249                  -
     Change in accrued investment income, prepaid expenses and
       other assets                                                         (13,338)            (4,505)
     Change in net realized and unrealized losses on credit
       derivative contracts                                                    2,614                  -
     Change in reinsurance receivable                                            983                441
     Change in prepaid reinsurance premiums                                 (16,214)            (8,246)
     Change in unearned premiums                                             102,138             89,615
     Change in losses and loss adjustment expenses                           (6,512)            (6,730)
     Change in receivable from/payable to related parties                      7,233                707
     Change in ceded reinsurance balances payable and accounts
       payable and accrued expenses and other liabilities                      9,753             (3,869)
     Change in current federal income taxes receivable                         2,158                  -
     Change in current federal income taxes payable                           15,528              9,109
     Change in deferred federal income taxes                                   9,202              7,810
                                                                     --------------------------------------
Net cash provided by operating activities                                    243,969            206,399
                                                                     --------------------------------------
Investing activities
Sales and maturities of fixed maturity securities                             81,391            157,125
Purchases of fixed maturity securities                                     (291,370)          (287,174)
Purchases, sales and maturities of short-term investments, net               (8,577)           (67,670)
Receivable for securities sold                                               (1,023)           (34,265)
Payable for securities purchased                                              20,381             11,449
Purchases of fixed assets                                                      (142)              (423)
                                                                     --------------------------------------
Net cash used in investing activities                                      (199,340)          (220,958)
                                                                     --------------------------------------
Financing activities
Capital contribution                                                               -              8,049
                                                                     --------------------------------------
Net cash provided by financing activities                                          -              8,049
                                                                     --------------------------------------
Effect of exchange rate changes on cash                                          (76)               656
                                                                     --------------------------------------

Net increase (decrease) in cash and cash equivalents                          44,553             (5,854)
Cash and cash equivalents at beginning of period                              45,077             69,292
                                                                     --------------------------------------
Cash and cash equivalents at end of period                               $    89,630        $    63,438
                                                                     ======================================

See accompanying notes to unaudited interim financial statements.


Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc. The Company is licensed to engage in writing financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, the United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and the accounts of all other entities in which the Company has a controlling financial interest. All significant intercompany balances have been eliminated.

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the three- and six-month periods ended June 30, 2006 are not necessarily indicative of results that may be expected for the year ending December 31, 2006. These unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2005, including accompanying notes.

Certain 2005 amounts have been reclassified to conform to the 2006 presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.


Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


3. Review of Financial Guaranty Industry Accounting Practices

The Financial Accounting Standards Board ("FASB") staff is considering whether additional accounting guidance is necessary to address loss reserving and certain other practices in the financial guaranty industry. Statement of Financial Accounting Standards ("SFAS") No. 60, Accounting and Reporting by Insurance Enterprises, was developed prior to the emergence of the financial guaranty industry. As it does not specifically address financial guaranty contracts, there has been diversity in the accounting for these contracts. In 2005, the FASB added a project to consider accounting by providers of financial guaranty insurance. The objective of the project is to develop an accounting model for financial guaranty contracts issued by insurance companies that are not accounted for as derivative contracts under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The goal of this project is to develop a single model for all industry participants to apply.

The FASB is expected to issue proposed and final pronouncements on this matter in 2006. When the FASB issues a final pronouncement, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and deferred acquisition costs. It is not possible to predict the impact the FASB's review may have on the Company's accounting practices.

4. Premium Refundings

When an obligation insured by the Company is refunded prior to the end of the expected policy coverage period, any remaining unearned premium is recognized. A refunding occurs when an insured obligation is called or legally defeased prior to the stated maturity. Premiums earned for the three months ended June 30, 2006 and 2005 include $15,455 and $20,417, respectively, and $22,766 and $35,956 for the six months ended June 30, 2006 and 2005, respectively, related to the accelerated recognition of unearned premiums in connection with refundings.

5. Loss and Loss Adjustment Expense Reserves

Loss reserves and loss adjustment expenses are regularly reviewed and updated based on claim payments and the results of ongoing surveillance. The Company's insured portfolio surveillance is designed to identify impaired obligations and thereby provide a materially complete recognition of losses for each accounting period. The reserves are necessarily based upon estimates and subjective judgments about the outcome of future events, and actual results will likely differ from these estimates. At June 30, 2006, the Company had case reserves of $28,316, credit watchlist reserves of $18,637 and an unallocated loss adjustment expense reserve of $1,347.


Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


5. Loss and Loss Adjustment Expense Reserves (continued)

At December 31, 2005, the Company had case reserves of $31,981, credit watchlist reserves of $21,484 and a loss adjustment expense reserve of $1,347.

Case reserves and credit watchlist reserves at June 30, 2006 included $5,307 and $12,801, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Case reserves and credit watchlist reserves at December 31, 2005 included $8,511 and $13,322, respectively, of estimated losses related to obligations impacted by Hurricane Katrina. Given the unprecedented nature of the events and magnitude of damage in the affected areas related to Hurricane Katrina, the loss reserves were necessarily based upon estimates and subjective judgments about the outcomes of future events, including without limitation the amount and timing of any future federal and state aid. The loss reserves will likely be adjusted as additional information becomes available, and such adjustments may have a material impact on future results of operations. However, the Company believes that the losses ultimately incurred as result of Hurricane Katrina will not have a material impact on the Company's consolidated financial position.

6. Income Taxes

The Company's effective federal corporate tax rates of 25.7% and 26.0% for the three months ended June 30, 2006 and 2005, respectively, and 25.0% and 25.5% for the six months ended June 30, 2006 and 2005, respectively, are less than the statutory corporate tax rate (35%) on income due to permanent differences between financial and taxable income, principally tax-exempt interest.

7. Reinsurance

Net premiums earned are shown net of ceded premiums earned of $6,484 and $5,465 for the three months ended June 30, 2006 and 2005, respectively, and $11,352 and $11,638 for the six months ended June 30, 2006 and 2005, respectively.

8. Variable Interest Entities

Financial Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46-R"), provides accounting and disclosure rules for determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46-R, and is called a variable interest entity ("VIE"), if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support or
(ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the majority of expected losses or receive the majority of expected residual returns of the entity. A VIE is consolidated by its


Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


8. Variable Interest Entities (continued)

primary beneficiary, which is the party that has a majority of the VIE's expected losses or a majority of its expected residual returns, or both. Additionally, FIN 46-R requires disclosures for companies that have either a primary or significant variable interest in a VIE. All other entities not considered VIEs are evaluated for consolidation under SFAS No. 94, Consolidation of all Majority-Owned Subsidiaries.

As part of its structured finance business, the Company insures debt obligations or certificates issued by special purpose entities. During the first quarter of 2006, the Company consolidated a third party VIE as a result of financial guarantees provided by the Company on one transaction related to the securitization of life insurance reserves. This third party VIE had assets of $750,000 and an equal amount of liabilities at June 30, 2006, which are shown under "Assets - Variable interest entity fixed maturity securities, held to maturity at amortized cost" and "Liabilities - Variable interest entity floating rate notes," respectively, on the Company's consolidated balance sheet at June 30, 2006. In addition, accrued investment income includes $913 related to the variable interest entity fixed income maturity securities and the corresponding liability is shown under "Accrued investment expense-variable interest entity" on the Company's consolidated balance sheet at June 30, 2006. Although the third party VIE is included in the consolidated financial statements, its creditors do not have recourse to the general assets of the Company outside of the financial guaranty policy provided to the VIE. The Company has evaluated its other structured finance transactions and does not believe any of the third party entities involved in these transactions requires consolidation or disclosure under FIN 46-R.

FGIC has arranged the issuance of contingent preferred trust securities by a group of special purpose trusts. Each Trust is solely responsible for its obligations, and has been established for the purpose of entering into a put agreement with FGIC that obligates the Trusts, at FGIC's discretion, to purchase Perpetual Preferred Stock of FGIC. The purpose of this arrangement is to provide capital support to FGIC by allowing it to obtain immediate access to new capital at its sole discretion at any time through the exercise of the put options. These trusts are considered VIEs under FIN 46-R. However, the Company is not considered a primary beneficiary and therefore is not required to consolidate the trusts.

9. Derivative Instruments

The Company provides credit default swaps ("CDSs") to certain buyers of credit protection by entering into contracts that reference collateralized debt obligations from cash and synthetic structures backed by pools of corporate, consumer or structured finance debt. It also offers credit protection on public finance and structured finance obligations in CDS form. The Company


Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


9. Derivative Instruments (continued)

considers these agreements to be a normal extension of its financial guaranty insurance business, although they are considered derivatives for accounting purposes. These agreements are recorded at fair value. The Company believes that the most meaningful presentation of the financial statement impact of these derivatives is to reflect premiums as installments are received, and to record losses and loss adjustment expenses and changes in fair value as incurred. The Company recorded net earned premium under these agreements of $3,695 and $7,930 for the three and six months ended June 30, 2006, respectively. No premium was recorded for these contracts for the three and six months ended June 30, 2005.

The gains or losses recognized by recording these contracts at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed estimates. For the three and six months ended June 30, 2006, net realized and unrealized losses on credit derivative contracts in the consolidated statements of income includes unrealized losses of ($1,840) and ($2,614), respectively, related to changes in fair value. Net realized and unrealized losses gains on credit derivative contracts in the consolidated statements of income also includes realized gains of $1,297 and $1,843 for the three and six months ended June 30, 2006, respectively. No market-to-market activity was recorded for the three and six months ended June 30, 2005.

The mark-to-market gain and (loss) on the CDS portfolio was $0 and ($2,781) at June 30, 2006 and $545 and ($712) at December 31, 2005 and is recorded in other assets and in other liabilities, respectively.

10. Stock Compensation Plan

Employees of the Company may receive stock-based compensation under a FGIC Corp. stock incentive plan that provides for stock-based compensation, including stock options, restricted stock awards and restricted stock units of FGIC Corp. Stock options are granted for a fixed number of shares with an exercise price equal to or greater than the fair value of the shares at the date of the grant. Restricted stock awards and restricted stock units are valued at the fair value of the stock on the grant date. Prior to January 1, 2006, FGIC Corp. and the Company accounted for those plans under the recognition and measurement provisions of APB Opinion No. 25, Accounting for Stock Issued to Employees, and related interpretations, as permitted by SFAS No. 123, Accounting for Stock-Based Compensation. No stock-based employee compensation cost related to stock options was allocated to the Company by FGIC Corp. for the six-month period ended June 30, 2005, as all options granted through that date had an exercise price equal to the market value of the underlying common stock on the date of grant. For grants of restricted stock and restricted stock units to the employees of the Company, unearned compensation, equivalent to the fair value of the shares at the date of grant, is allocated to the Company.

Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


10. Stock Compensation Plan (continued)

Effective January 1, 2006, FGIC Corp. and the Company adopted the fair value recognition provisions of SFAS No. 123(R), Share-Based Payment, using the modified-prospective-transition method. Under that method, compensation cost allocated to the Company for the three- and six-month periods ended June 30, 2006 included compensation cost for all share-based payments granted prior to, but not yet vested as of, January 1, 2006, based on the grant date fair value estimated in accordance with SFAS No. 123(R). FGIC Corp. and the Company estimated the fair value for all stock options at the date of grant using the Black-Scholes-Merton option pricing model. Results for prior periods have not been restated.

As a result of adopting SFAS No. 123(R) effective January 1, 2006, the Company's income before income taxes and net income for the three- and six-month periods ended June 30, 2006 was impacted as follows:

                                                                    Three months ended  Six months ended
                                                                       June 30, 2006      June 30, 2006
                        Income before income taxes                    $    (1,583)         $  (2,891)

                           Income tax benefit                                  554              1,012
                                                                  --------------------------------------
                       Net income                                     $    (1,029)         $    1,879
                                                                  ======================================

The following table illustrates the effect on net income if the Company had applied the fair value recognition provisions of SFAS No. 123(R) to stock options granted during the three- and six-month periods ended June 30, 2005. For purposes of this pro forma disclosure, the value of the stock options is amortized to expense over the stock options' vesting periods.

                                                               Three months ended  Six months ended
                                                                   June 30, 2005      June 30, 2005
Net income, as reported                                         $       56,097      $    105,482

    Stock option compensation expense determined under fair
    value-based method, net of related tax effects                       (576)           (1,029)
                                                             --------------------------------------
Pro forma net income                                            $       55,521      $    104,483
                                                             ======================================



Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)



10. Stock Compensation Plan (continued)

A summary of option activity for the three- and six-month periods ended June 30, 2006 is as follows:

                                                         Number of         Weighted Average
                                                      Shares Subject        Exercise Price per
                                                       to Options               Share
                                                    ------------------- --------------------
          Balance at December 31, 2005:                       139,422        $      804
              Granted                                          38,113               850
              Exercised                                             -                 -
              Forfeited                                        (1,274)              753
              Expired                                               -                 -
                                                    ------------------- --------------------
          Balance at March 31, 2006:                          176,261               805
              Granted                                               -                 -
              Exercised                                             -                 -
              Forfeited                                        (4,224)              783
              Expired                                               -                 -
                                                    ------------------- --------------------
          Balance at June 30, 2006:                           172,037               805
                                                    =================== ====================
          Shares  subject to  options  exercisable
             at:
          June 30, 2006                                        46,923               812
          December 31, 2005                                    42,630               840

Exercise prices for the stock options outstanding at June 30, 2006 range from $600 to $1,080 per share. The weighted average remaining contractual life of the outstanding options is approximately seven years. Stock options granted from January 1, 2006 through June 30, 2006 vest ratably over four years and expire seven from the date of grant. All stock options granted prior to December 31, 2005 vest ratably over five years and expire ten years from the date of grant.

The weighted per share fair value of the stock options granted during the six months ended June 30, 2006 and 2005 was $238.00 and $211.94, respectively, estimated at the date of grant, using the Black-Scholes-Merton option valuation model based on the following assumptions:

                                             Six months ended    Six months ended
                                               June 30, 2006      June 30, 2005
                                             ------------------ -------------------

             Expected life                         4 Years            5 Years
             Risk-free interest rate                 4.46%             3.691%
             Volatility factor                       25.0%              25.0%
             Dividend yield                              -                  -

Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


10. Stock Compensation Plan (continued)

The total fair value of stock options granted during the six months ended June
30, 2006 and 2005 was approximately $9,071 and $5,753, respectively.

As of June 30, 2006, there was $8,837 of total unrecognized compensation costs related to unvested stock options granted. These costs are expected to be recognized over a weighted average period of 3.8 years.

Restricted Stock Units

The Company recorded $230 and $15 in compensation expense related to the grant of restricted stock units for the three-month periods ended June 30, 2006 and 2005, respectively, and $400 and $45 for the six-month periods ended June 30, 2006 and 2005, respectively.

A summary of restricted stock units for the three- and six-month period is as follows:

                                                                                    Weighted
                                                                                  Average Grant
                                                                   Shares        Date Fair Value
                                                              ----------------- ------------------
                          Balance at December 31, 2005:              237          $         617
                              Granted                              3,275                    850
                              Delivered                            (237)                    617
                              Forfeited                              -                        -
                                                              ----------------- ------------------
                          Balance at March 31, 2006:               3,275                    850
                              Granted                                -                        -
                              Delivered                              -                        -
                              Forfeited                            (213)                    850
                                                              ----------------- ------------------
                          Balance at June 30, 2006:                3,062                    850
                                                              ================= ==================

As of June 30, 2006 there was $2,087 of total unrecognized compensation costs related to unvested restricted stock awards granted. These costs are expected to be recognized over the seven months ending January 31, 2007.

11. Comprehensive Income

Accumulated other comprehensive loss of the Company consists of net unrealized gains (losses) on investment securities and foreign currency translation adjustments. The components of total comprehensive income (loss) for the three- and six-month periods ended June 30, 2006 and 2005 were as follows:



Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


                                                Three Months Ended
                                                     June 30,
                                               2006               2005
                                        -------------------- ---------------
Net income                                 $    67,211         $    59,992
Other comprehensive income                     (18,661)            (39,203)
                                        -------------------- ---------------
Total comprehensive income                 $    85,872          $   99,195
                                        ==================== ===============


                                                 Six Months Ended
                                                     June 30,
                                               2006               2005
                                        -------------------- ---------------
Net income                                 $   125,922         $   113,298
Other comprehensive loss                       (38,814)             (6,981)
                                        -------------------- ---------------
Total comprehensive income                 $   164,736          $   120,279
                                        ==================== ===============

The components of other comprehensive loss for the three- and six-month periods ended June 30, 2006 and 2005 were as follows:

                                                                  Three Months Ended June 30, 2006
                                                        -----------------------------------------------------
                                                             Before                             Net of
                                                              Tax                                 Tax
                                                             Amount             Tax             Amount
                                                        ----------------- ---------------- ------------------
Unrealized holding losses arising during the period     $       (33,406)     $    11,694   $       (21,712)
Less reclassification adjustment for losses realized
   in net income                                                     11               (4)                7
                                                        ----------------- ---------------- ------------------
Unrealized losses on investments                                (33,395)          11,690           (21,715)
Foreign currency translation adjustment                           4,684           (1,640)            3,044
                                                        ----------------- ---------------- ------------------
Total other comprehensive loss                            $     (28,711)     $    10,050    $      (18,661)
                                                        ================= ================ ==================


                                                                  Three months ended June 30, 2005
                                                        -----------------------------------------------------
                                                               Before                               Net of
                                                                Tax                                  Tax
                                                               Amount              Tax              Amount
                                                         ------------------- ----------------- -----------------
Unrealized holding gains arising during the period           $    64,368         $   (22,528)      $    41,840
Less reclassification adjustment for gains realized
   in net income                                                       -                   -                 -
                                                         ------------------- ----------------- -----------------
Unrealized gains on investments                                   64,368             (22,528)           41,840
Foreign currency translation adjustment                           (4,056)              1,419            (2,637)
                                                         ------------------- ----------------- -----------------
Total other comprehensive income                             $    60,312         $   (21,109)      $    39,203
                                                         =================== ================= =================



Financial Guaranty Insurance Company and Subsidiaries

Notes to Financial Statements
(Unaudited) (continued)

(Dollars in thousands)


                                                                   Six Months Ended June 30, 2006
                                                        -----------------------------------------------------
                                                              Before                             Net of
                                                                Tax                                 Tax
                                                               Amount             Tax             Amount
                                                        ----------------- ---------------- ------------------
Unrealized holding losses arising during the period     $       (64,903)      $    22,716      $   (42,187)
Less reclassification adjustment for losses realized
   in net income                                                     11                (4)               7
                                                        ----------------- ---------------- ------------------
Unrealized losses on investments                                (64,892)           22,712          (42,180)
Foreign currency translation adjustment                           5,178            (1,812)           3,366
                                                        ----------------- ---------------- ------------------
Total other comprehensive loss                            $     (59,714)           20,900      $   (38,814)
                                                        ================= ================ ==================


                                                                     Six months ended June 30, 2005
                                                         -------------------------------------------------------
                                                              Before                                Net of
                                                                Tax                                  Tax
                                                              Amount               Tax              Amount
                                                         ------------------ ------------------ -----------------
Unrealized holding gains arising during the period           $    15,832        $    (5,540)   $        10,292
Less reclassification adjustment for gains realized
   in net income                                                    (118)                41                (77)
                                                         ------------------ ------------------ -----------------
Unrealized gains on investments                                   15,714             (5,499)            10,215
Foreign currency translation adjustment                           (4,974)             1,740             (3,234)
                                                         ------------------ ------------------ -----------------

Total other comprehensive income                             $    10,740        $    (3,759)   $         6,981
                                                         ================== ================== =================


12.  Dividend

During the six-month period ended June 30, 2006, the Company declared a dividend on its common stock in the aggregate amount of $10,000. The dividend was paid on July 5, 2006 to FGIC Corp., the Company's sole stockholder. The dividend was permissible under and computed in accordance with New York State law. During the six-month period ended June 30, 2005, the Company did not declare or pay any dividends.



